Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 202,577	$ 151,059
Short-term bank deposits and marketable securities	21,693	63,486
Trade and unbilled receivables, net	669,524	702,364
Other receivables and prepaid expenses	180,024	166,124
Inventories, net of customer advances	761,269	665,270
Total current assets	1,835,087	1,748,303
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnership and other companies	110,159	89,814
Available-for-sale marketable securities		7,179
Long-term trade and unbilled receivables	162,762	90,343
Long-term bank deposits and other receivables	12,215	44,401
Deferred income taxes, net	36,130	29,892
Severance pay fund	283,477	302,351
Total long-term investments and receivables	604,743	563,980
PROPERTY, PLANT AND EQUIPMENT, NET	517,608	503,851
GOODWILL	499,326	486,046	[1]
OTHER INTANGIBLE ASSETS, NET	263,746	313,593
Total assets	3,720,510	3,615,773
CURRENT LIABILITIES:
Short-term bank credit and loans	2,998	15,115
Current maturities of long-term loans and Series A Notes	127,627	43,093
Trade payables	316,264	360,736
Other payables and accrued expenses	743,866	648,121
Customer advances in excess of costs incurred on contracts in progress	407,222	302,691
Total current liabilities	1,597,977	1,369,756
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	302,255	292,039
Series A Notes, net of current maturities	235,319	273,357
Employee benefit liabilities	394,115	395,303
Deferred income taxes and tax liabilities, net	48,467	55,936
Customer advances in excess of costs incurred on contracts in progress	154,696	177,191
Other long-term liabilities	59,961	46,740
Total long-term Liabilities	1,194,813	1,240,566
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of New Israeli Shekels ("NIS") 1 par value each; Authorized - 80,000,000 shares as of December 31, 2011 and 2010; Issued 43,257,077 and 43,102,261 shares as of December 31, 2011 and 2010, respectively; Outstanding 42,607,788 and 42,693,340 shares as of December 31, 2011 and 2010, respectively	12,093	12,050
Additional paid-in capital	232,407	281,594
Treasury shares - 649,289 and 408,921 shares as of December 31, 2011 and 2010, respectively	(14,422)	(4,321)
Accumulated other comprehensive loss	(56,226)	(18,460)
Retained earnings	724,485	695,830
Total Elbit Systems Ltd. equity	898,337	966,693
Non-controlling interests	29,383	38,758
Total equity	927,720	1,005,451
Total liabilities and equity	$ 3,720,510	$ 3,615,773

[1]	Including an adjustment of approximately $3000 related to a 2010 acquisition.